Quarterly Report
February 28, 2022
MFS®  High Yield
Municipal Trust
CMU-Q1

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 155.9%
Alabama - 1.6%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$55,000	$61,599
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	85,000	88,413
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	95,000	99,350
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	130,000	135,088
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	135,000	141,206
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	105,000	90,021
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	150,000	105,610
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	210,000	104,188
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	400,000	185,845
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	115,000	121,908
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	60,385	61,680
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	395,000	420,658
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	245,000	289,648
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	150,000	176,298
		$2,081,512
Alaska - 0.3%
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	$2,000,000	$315,575
Arizona - 3.6%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$25,000	$26,059
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	30,000	32,988
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	50,000	54,204
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	70,000	75,653
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	15,000	17,037
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	45,000	50,491
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	55,000	61,523
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	45,000	49,915
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	90,000	99,268
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	135,000	149,460
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	25,000	27,994
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	30,000	33,230
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	85,000	93,931
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	5,000	4,843
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	10,000	10,283
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	5,000	5,073
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	15,000	15,440
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	15,000	16,540
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	25,000	27,125
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	55,000	56,550
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	245,000	266,801
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	440,000	406,703
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	250,000	233,476
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	345,000	350,025
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	220,000	224,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$100,000	$108,071
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	35,000	37,825
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	165,000	177,059
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	90,000	96,548
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	350,000	370,265
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	220,000	231,624
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	115,000	127,921
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	155,000	166,995
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	180,000	200,153
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	170,000	181,640
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	80,000	90,390
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	150,000	151,737
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)(w)	350,000	350,254
		$4,679,539
Arkansas - 1.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$30,000	$30,620
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	60,000	61,384
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	10,203
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	200,000	236,123
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	25,000	23,508
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	32,475
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	54,227
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	485,000	214,827
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	505,000	554,724
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	125,000	136,069
		$1,354,160
California - 13.8%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$2,195,000	$1,905,797
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	275,000	225,963
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	280,000	224,065
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	560,000	436,478
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	370,000	370,566
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 4%, 8/15/2048	1,345,000	1,512,471
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	221,063
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	85,000	97,772
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	35,000	37,533
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	85,000	96,542
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	80,000	90,749
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	16,869
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	145,000	155,275
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	90,000	94,777
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	100,000	111,327
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	100,000	101,358
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	60,000	66,152
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	385,000	231,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	500,000	25,000
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	15,000	16,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	$70,000	$70,131
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	50,000	50,037
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	70,000	69,980
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035 (w)	545,000	682,826
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,025,000	1,112,557
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	35,000	38,273
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	108,393
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	115,000	123,593
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	40,000	41,578
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	55,000	57,214
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	107,004
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	100,000	112,169
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	110,000	116,071
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	195,000	214,080
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	390,000	425,285
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	295,000	329,692
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	145,000	149,706
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	100,000	85,205
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	165,000	165,388
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	325,000	295,219
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	105,000	105,168
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	1,585,000	1,784,857
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	65,000	65,473
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	4,215,000	627,812
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	710,000	785,240
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	170,000	183,912
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	50,000	50,944
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	30,000	32,292
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	35,851
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	66,539
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	140,000	159,473
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	150,000	170,864
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	520,000	610,472
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	200,000	228,940
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,152
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	465,000	511,731
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	470,000	257,924
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	75,000	89,840
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	335,000	357,907
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NPFG, 0%, 9/01/2024	1,325,000	1,266,014
		$17,810,397
Colorado - 6.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$14,000	$15,683
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	61,000	72,807
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2042	100,000	112,708

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2052	$230,000	$254,787
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2056	125,000	137,293
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	65,000	69,774
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	80,268
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	40,000	42,823
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	35,000	37,388
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	950,000	1,132,926
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	455,000	530,799
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	100,000	94,643
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	375,000	393,729
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	85,000	88,005
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	140,000	151,705
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	100,000	105,656
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,360,000	2,648,116
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	526,222
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	60,000	66,792
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	40,000	44,480
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	105,000	116,271
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	75,000	85,961
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	205,000	223,782
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	100,000	105,349
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	370,000	404,645
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	520,000	580,013
		$8,122,625
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$120,000	$137,795
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	185,000	211,299
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	160,000	182,284
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	750,000	774,888
		$1,306,266
Delaware - 0.6%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$95,000	$102,464
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	95,000	103,335
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	110,000	119,651
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	185,000	214,147
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	90,000	103,214
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	175,000	187,488
		$830,299
District of Columbia - 1.7%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$250,000	$268,441
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	145,000	147,428
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	670,000	681,377
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	775,000	788,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	$255,000	$278,834
		$2,164,239
Florida - 7.8%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	$105,000	$112,421
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	85,000	90,204
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	40,000	42,528
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	63,893
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	150,000	159,088
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	485,000	329,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	100,000	68,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	135,000	148,345
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	185,000	202,368
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	110,000	117,006
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	125,000	132,601
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	475,000	499,011
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	102,697
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	145,000	162,061
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	115,000	116,066
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043 (n)	240,000	242,129
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044 (Prerefunded 6/15/2023)	445,000	486,339
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	30,000	31,083
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	100,000	105,107
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	155,000	161,465
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	255,000	279,679
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	300,000	327,479
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	235,000	242,889
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	100,000	106,895
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	110,000	119,053
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	135,000	145,717
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	104,591
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	145,000	150,349
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	135,000	146,074
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	80,000	83,057
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	220,000	242,616
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	355,000	396,996
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	195,000	208,118
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	215,000	236,665
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	175,000	179,372
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	380,000	433,674
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	25,000	29,288
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	85,000	97,875
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	155,000	93,594
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	255,000	126,013
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), “A”, 7.5%, 6/01/2049	115,000	119,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056 (w)	$200,000	$194,706
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	100,000	104,639
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	145,000	151,626
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	110,975
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	105,000	120,772
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	85,000	89,944
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	55,000	57,966
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	100,000	105,301
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	100,000	103,609
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	55,000	55,403
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	21,212
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	21,190
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	42,432
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	125,000	132,529
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	335,000	368,523
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	130,000	142,605
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	80,000	87,809
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	250,000	293,002
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	170,000	178,530
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	305,000	319,482
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	100,000	100,056
		$10,043,716
Georgia - 2.1%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$100,000	$94,338
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	180,000	183,182
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	45,000	48,628
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	80,000	85,966
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	90,000	96,172
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	60,000	66,690
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	5,000	5,973
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	180,000	196,859
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	335,000	401,811
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	110,000	126,288
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	100,000	116,000
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	95,000	110,200
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	255,000	291,809
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	200,000	228,609
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2040	200,000	228,230
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	405,000	461,483
		$2,742,238
Guam - 0.3%
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$60,000	$59,629
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	250,000	291,580
		$351,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$115,000	$119,134
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	110,000	112,077
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	50,000	56,342
		$287,553
Idaho - 0.4%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$40,000	$44,377
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	180,000	199,015
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	100,000	115,183
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	60,000	69,078
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	60,000	68,666
		$496,319
Illinois - 18.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$204,218	$200,137
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	530,000	548,133
Chicago, IL, “A”, 5%, 1/01/2034	1,770,000	2,055,649
Chicago, IL, Board of Education, 5%, 12/01/2042	125,000	127,952
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	495,000	515,164
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	250,000	213,520
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	200,000	219,909
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	975,000	1,123,000
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	125,000	140,895
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	50,000	57,783
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	120,000	141,853
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	55,000	66,354
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	40,000	49,018
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	30,000	37,402
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	80,000	101,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	170,000	202,144
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	325,000	385,619
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	275,000	325,939
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	310,000	379,111
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	131,072
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	130,058
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	260,000	290,865
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	385,000	430,035
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	250,000	276,596
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	35,000	38,025
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	170,000	187,905
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	115,000	129,062
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	25,000	28,431
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	315,000	361,481
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	40,000	46,215
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	105,000	118,838
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	20,000	22,604
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	310,000	348,176
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	405,000	465,890
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	85,000	93,332
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 4%, 12/01/2051	810,000	918,129
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	775,000	226,920
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,310,000	517,362
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	155,000	140,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	$350,000	$411,584
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	295,000	341,222
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	250,000	287,768
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	80,000	82,750
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	40,000	41,375
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	155,000	160,411
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	200,000	227,817
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	115,000	130,308
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	380,000	452,899
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	450,000	507,086
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	40,000	45,437
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	140,000	158,894
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	200,000	201,078
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	130,000	147,505
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	125,000	141,647
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	25,000	26,080
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	175,000	179,085
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	25,000	26,192
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	190,000	194,590
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	155,000	178,845
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	25,000	27,794
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	500,000	542,887
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	315,000	362,328
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	200,000	212,407
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	35,000	39,160
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	70,000	77,878
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	55,000	61,210
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	55,000	61,149
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	420,000	464,456
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,668
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034	355,000	464,076
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	200,000	264,713
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	330,000	359,179
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	20,000	22,210
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	45,000	49,448
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	27,432
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	5,801
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	80,000	89,785
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	175,000	201,259
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	155,000	181,639
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	41,752
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	80,000	96,925
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	75,000	89,854
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	95,000	114,433
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	44,623
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	35,000	38,977
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	45,000	50,241
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	45,000	53,349
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	50,000	60,396
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	30,000	35,701
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	153,000	153,059
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	139,058
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	75,000	80,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	$50,000	$51,923
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	51,730
State of Illinois, 4.125%, 11/01/2031	85,000	91,960
State of Illinois, 4.5%, 11/01/2039	130,000	139,831
State of Illinois, 5%, 11/01/2040	380,000	422,272
State of Illinois, AGM, 5%, 2/01/2027	115,000	123,107
State of Illinois, NPFG, 6%, 11/01/2026	325,000	373,845
State of Illinois, “A”, 5%, 11/01/2027	475,000	546,014
State of Illinois, “A”, 5%, 12/01/2024	30,000	32,752
State of Illinois, “A”, 5%, 12/01/2038	45,000	50,343
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	690,000	797,645
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	500,000	557,734
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	365,000	410,422
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	365,000	408,283
		$24,312,398
Indiana - 1.8%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$275,000	$297,482
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	43,014
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	106,461
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	180,000	188,776
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	460,000	482,426
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	100,000	110,623
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	135,000	149,174
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	65,000	74,421
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	20,000	21,083
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	15,000	15,744
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	345,000	394,501
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	30,000	35,432
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	23,592
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	29,356
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	80,000	93,500
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	260,000	281,248
		$2,346,833
Iowa - 0.6%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$50,000	$53,227
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	40,000	42,460
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	70,000	73,968
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	250,000	245,153
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	1,895,000	293,434
		$708,242
Kansas - 1.4%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$200,000	$220,836
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	110,418
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	40,000	43,433
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	35,000	37,845
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	45,000	49,451
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	40,000	43,774
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	55,000	59,638
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	60,000	61,491
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	170,000	175,087
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	160,000	164,889
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	50,000	50,313
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	305,000	332,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	$205,000	$222,332
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	60,000	60,609
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	200,000	216,367
		$1,848,795
Kentucky - 2.2%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$41,600
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	41,569
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	45,000	53,407
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	285,000	288,199
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	270,000	274,396
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	180,000	180,323
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	80,000	80,162
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	30,000	34,571
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	250,000	286,701
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	160,000	183,400
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	120,000	136,514
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	80,000	90,862
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	65,000	74,417
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	100,000	113,251
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	120,000	123,955
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	325,000	331,887
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	80,000	81,541
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	370,000	402,898
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	45,000	49,337
		$2,868,990
Louisiana - 3.7%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	$100,000	$113,630
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	575,000	586,462
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	150,000	154,387
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	145,000	149,053
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	175,000	178,954
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	100,000	106,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	315,000	332,484
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	100,000	111,810
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	100,000	112,360
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	95,000	102,001
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	190,000	202,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	$160,000	$169,252
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	100,000	101,094
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	105,000	103,830
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	180,000	180,410
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	115,000	115,262
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	300,000	308,234
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	630,000	667,900
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	60,000	67,804
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	165,000	183,852
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	80,000	90,405
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	605,000	609,433
		$4,746,879
Maine - 0.6%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$130,000	$139,426
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	300,000	325,311
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	295,000	323,389
		$788,126
Maryland - 0.9%
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	$120,000	$123,055
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	8,978
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	25,000	20,760
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	80,000	63,426
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	145,000	170,158
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	85,000	94,223
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	55,000	60,870
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	245,000	269,297
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	108,045
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	40,000	42,457
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	70,000	73,987
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	70,000	73,785
		$1,109,041
Massachusetts - 5.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$695,000	$208,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	55,000	65,469
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	45,000	49,598
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	960,000	1,116,677
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	43,059	32,294
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	100,000	106,867
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	190,000	202,988
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	100,000	108,507
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	200,000	224,982
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	565,000	687,566
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	30,000	34,179
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	35,000	39,831
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	110,000	124,861
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,445,000	2,636,341
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	55,000	63,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	$15,000	$14,269
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	35,000	34,497
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	315,000	320,850
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	320,000	320,806
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	65,000	59,723
		$6,452,516
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$95,000	$101,894
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	255,000	275,618
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	295,000	338,550
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	75,000	90,151
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	810,000	967,395
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	225,000	262,730
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	60,000	66,252
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	140,000	154,730
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	95,000	104,736
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	60,000	66,211
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	100,000	107,394
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	105,000	82,244
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	105,000	80,137
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	35,000	38,109
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	40,000	43,666
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	30,000	32,513
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	90,000	97,414
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	150,000	175,912
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	160,000	187,765
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	145,000	176,957
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	265,000	322,552
		$3,772,930
Minnesota - 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$15,000	$15,738
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	40,000	41,387
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	145,000	148,608
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	85,000	94,163
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	155,000	179,449
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	90,000	99,121
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	125,000	143,735
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	100,000	108,178
		$830,379
Mississippi - 0.3%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$100,000	$91,788
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	200,000	213,480
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	110,000	124,373
		$429,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 2.8%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$85,000	$92,202
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	520,000	595,715
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	315,000	358,939
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	695,000	795,771
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	310,000	290,516
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	125,000	133,758
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	10,000	9,975
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	10,000	9,762
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	40,000	42,028
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	25,000	26,069
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	65,000	67,174
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	55,000	56,523
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	55,000	58,133
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	50,000	47,731
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	95,000	89,880
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	205,000	193,824
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	440,000	479,125
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	270,000	322,438
		$3,669,563
Montana - 0.4%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$35,000	$36,731
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	160,000	181,560
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	235,000	265,056
		$483,347
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$132,666
Nevada - 0.5%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$125,000	$141,936
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	150,000	160,046
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	100,000	106,146
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	100,000	107,257
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,797
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,770
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	21,412
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	26,893
		$575,257
New Hampshire - 0.8%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$386,367	$430,526
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	300,000	305,617
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	105,000	119,230
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	100,000	113,509
		$968,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 7.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$25,000	$28,771
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	30,000	34,337
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	405,000	447,381
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	155,000	171,877
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	245,000	270,504
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	25,000	28,559
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	160,000	171,331
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	65,000	69,568
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	42,918
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	42,521
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	255,000	271,499
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	125,000	132,925
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	815,000	893,380
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	80,000	83,709
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	95,000	99,065
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	15,000	17,914
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	11,908
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	20,000	21,899
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	21,864
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	10,000	11,319
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	10,000	11,316
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	55,000	61,593
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	40,000	40,199
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	260,000	293,208
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	265,000	284,416
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	180,000	203,478
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	395,000	433,526
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	325,000	333,390
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	30,000	27,721
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	60,000	65,617
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	125,000	136,485
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	100,000	108,632
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	105,000	113,770
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	125,000	146,870
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	110,000	130,753
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	180,000	216,420
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	125,000	151,883
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	165,000	199,481
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	155,000	186,895
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	150,000	180,484
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	155,000	185,364
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	75,000	89,315
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	115,000	132,777
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	155,000	175,799
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	105,000	118,829
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,073,023
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	965,000	1,115,543
		$9,090,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$20,000	$22,119
New York - 7.2%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$390,000	$427,302
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	75,000	79,889
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	170,000	198,295
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	170,000	188,098
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	65,000	70,970
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	165,000	179,688
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	80,000	86,688
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	114,720
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	100,000	110,340
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	500,000	532,319
New York State Thruway Authority, Personal Income Rev., “A-1”, 4%, 3/15/2046	655,000	729,475
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	350,000	353,488
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	65,000	66,068
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	210,000	212,093
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	365,000	413,567
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	75,000	84,596
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	105,708
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	545,000	582,965
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	70,000	74,661
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	290,000	339,340
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	100,000	101,225
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	35,000	38,845
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “GG-1”, 4%, 6/15/2050	505,000	560,093
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	195,000	221,271
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	245,000	277,263
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	100,000	112,739
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	270,000	274,620
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	170,000	169,368
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	665,000	717,373
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	30,000	31,895
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	405,000	58,525
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	30,000	27,802
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	75,000	66,569
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	205,000	177,179
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	110,000	93,316
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	50,000	56,253
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	25,000	28,091
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	185,000	205,967
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	545,000	662,790
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	130,000	126,611
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	400,000	384,529
		$9,342,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.5%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$814,261	$847,315
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	30,000	31,267
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	15,000	15,458
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	190,000	192,728
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	20,000	20,845
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	10,000	10,243
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	45,000	47,252
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	70,000	73,042
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	45,000	46,729
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	90,000	102,828
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	75,000	81,484
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	30,000	33,215
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	60,000	66,097
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	130,000	142,967
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	50,000	54,901
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	110,000	118,479
		$1,884,850
North Dakota - 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$40,000	$45,957
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	10,000	11,270
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	70,000	78,504
		$135,731
Ohio - 5.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$130,000	$152,919
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,745,000	1,899,700
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,665,000	415,891
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	210,000	240,100
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	285,000	318,241
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	70,000	80,790
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	150,000	170,423
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	770,000	897,592
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	30,000	31,219
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	50,000	51,590
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	65,000	72,140
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	120,000	128,244
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	195,000	206,659
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	235,000	257,992
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	695,000	711,183
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	70,000	81,519
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	310,000	364,651
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	130,000	146,472
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	70,000	77,150
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	15,000	16,938
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	100,000	108,361
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	100,000	109,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	$125,000	$138,422
		$6,677,578
Oklahoma - 0.8%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$15,000	$14,922
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	40,000	46,431
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	30,000	35,309
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	155,000	182,445
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	215,000	251,965
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	195,000	230,702
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	215,000	252,945
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	55,000	59,381
		$1,074,100
Oregon - 1.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029 (Prerefunded 5/01/2022)	$90,000	$90,558
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	90,000	98,340
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040 (Prerefunded 5/01/2022)	110,000	110,772
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	370,000	405,493
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	670,000	670,504
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	25,000	23,007
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	70,000	65,221
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	30,000	35,754
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	215,000	237,306
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	30,000	29,095
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	15,000	14,500
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	25,000	24,467
		$1,805,017
Pennsylvania - 13.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$35,000	$41,565
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	170,000	189,857
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	150,000	165,152
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	100,000	100,660
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	420,000	422,771
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	235,000	252,416
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	575,000	605,997
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	200,000	209,811
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	28,773
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	45,000	50,742
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	245,000	316,552
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	45,000	49,518
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	230,000	251,562
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	405,000	408,238
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	95,000	99,022
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	45,000	47,123
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	100,000	103,775
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	65,000	76,317
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	70,315
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	35,112
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	31,629
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	25,000	27,923
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	35,000	39,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	$40,000	$43,391
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	20,000	21,695
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	125,000	134,771
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	155,000	166,148
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	160,000	170,865
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	150,000	159,913
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	1,010,000	1,103,063
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	350,000	379,530
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	955,000	596,839
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	605,000	644,715
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	530,000	562,131
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	50,000	58,526
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	100,000	109,441
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	100,000	108,755
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	330,000	382,584
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	120,000	138,624
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	935,000	978,208
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	260,000	273,982
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	100,000	110,644
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	40,000	38,924
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2050	705,000	776,519
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	510,000	584,373
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	395,000	433,408
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	895,000	1,003,585
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	108,575
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	125,000	134,604
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	120,000	131,845
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	165,000	178,989
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	106,116
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	110,000	116,928
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	140,000	148,156
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	145,000	149,342
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	215,000	222,316
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	100,000	104,022
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	125,000	129,725
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	175,000	181,530
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	475,000	545,130
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	20,000	23,886
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	70,000	83,276
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	25,000	29,683
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	25,000	29,653
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	25,000	29,626
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	150,000	168,246
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	70,000	82,448
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	445,000	447,039
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	40,000	51,431
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	30,000	39,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	$15,000	$16,973
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	105,000	126,379
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	445,000	464,317
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	95,000	102,611
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	150,000	161,403
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	100,000	107,551
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	10,000	10,124
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	15,000	16,054
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	130,000	146,109
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	32,202
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	37,293
		$17,067,462
Puerto Rico - 7.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$260,000	$261,301
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	350,000	352,616
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,135
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	270,000	274,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	175,000	177,644
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	35,000	35,182
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	50,000	50,047
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	470,000	480,094
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	140,000	140,442
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	25,000	25,127
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	15,000	15,085
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	15,000	15,084
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	35,000	35,217
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	995,000	1,023,606
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	65,000	65,370
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	35,000	35,672
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	50,000	52,139
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	250,000	260,552
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	845,000	869,294
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	420,000	433,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	60,000	60,807
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	10,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	190,000	192,330
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	65,000	65,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	65,000	65,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	55,000	55,825
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	45,000	45,296
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,050
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	310,000	318,844
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	400,000	409,787
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	60,000	61,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	$70,000	$72,406
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	20,000	20,295
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	45,000	45,042
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	390,000	402,571
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	100,000	100,633
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	35,000	35,219
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	80,000	95,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	42,000	46,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	636,000	711,653
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	3,000	3,274
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	76,141
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	74,000	65,506
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	803,000	626,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	781,000	567,842
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	473,000	153,068
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	40,000	40,225
		$9,121,196
Rhode Island - 0.3%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$90,000	$86,525
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	65,000	65,402
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	170,000	169,623
		$321,550
South Carolina - 1.3%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$525,000	$539,977
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	101,376
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	40,000	40,084
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	395,000	452,485
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	120,000	127,476
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	115,000	122,060
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	245,000	284,498
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	45,000	50,304
		$1,718,260
Tennessee - 1.7%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$1,035,000	$1,071,633
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	11,534
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	45,000	51,246
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	50,000	56,806
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	65,000	73,560
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	205,000	230,399
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	10,000	11,433
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	270,000	275,618
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	165,000	186,603
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	240,000	262,107
		$2,230,939

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 8.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$40,000	$42,794
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	185,000	196,445
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	35,000	38,310
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	50,000	54,475
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	10,421
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	26,261
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	15,000	15,838
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	25,000	26,199
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	90,000	100,836
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	710,000	849,775
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	105,000	111,457
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	410,000	416,204
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	165,000	174,520
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	35,000	36,553
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	104,235
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	30,000	32,633
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	370,000	379,314
Dallas, TX, Dallas Area Rapid Transit Rev., “B”, 4%, 12/01/2051	195,000	219,126
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	115,000	115,752
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	375,000	375,342
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	85,000	96,992
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	155,000	176,694
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	210,000	239,285
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	175,000	199,060
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	110,000	118,950
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	21,628
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	43,252
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	31,737
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	61,108
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	445,000	447,388
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	205,000	213,224
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	770,000	824,657
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	150,000	152,133
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	50,000	52,160
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	105,000	105,293
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	180,000	189,265
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	20,000	23,257
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	90,000	104,267
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	80,000	92,375
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	75,000	78,466
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	55,000	57,224
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	15,000	15,509
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	20,000	20,793
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	35,000	36,226
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	45,000	46,442
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	75,000	77,108
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	80,000	81,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	$80,000	$81,396
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	27,762
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	33,315
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	72,182
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	90,000	98,147
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	110,000	119,798
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	65,000	65,845
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	170,000	171,879
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	100,090
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	370,000	367,524
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	130,000	134,078
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	225,000	253,093
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	100,000	116,038
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	185,000	215,891
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	135,000	158,237
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	80,000	87,533
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	100,000	108,343
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	110,000	118,572
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	840,422	865,698
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	63,740
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	170,000	184,667
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	135,000	146,085
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	345,000	195,490
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	240,000	267,203
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	25,000	13,926
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	20,000	10,553
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	20,000	10,003
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	20,000	9,453
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	45,000	20,125
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	60,000	25,385
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	50,000	20,049
		$11,094,691
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$390,000	$447,199
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	245,000	253,779
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	120,000	125,776
		$826,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$90,000	$90,560
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	50,000	46,456
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	145,000	145,435
		$282,451
Virginia - 2.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$410,000	$434,156
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	105,000	106,619
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	121,269
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	145,000	148,920
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	100,000	104,147
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	175,000	185,331
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	175,000	184,597
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	385,000	391,128
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	755,000	765,456
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	495,000	544,784
		$2,986,407
Washington - 2.6%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$115,000	$129,096
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	150,000	167,571
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	285,000	314,012
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	125,000	142,921
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	130,000	148,874
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,105,000	1,129,000
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	90,000	102,364
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	90,000	102,250
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	145,000	148,306
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	104,022
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	100,000	104,846
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	105,000	108,632
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	105,000	108,354
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	100,000	103,653
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	115,000	118,280
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	165,000	168,986
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	2,295,715	132,503
		$3,333,670
West Virginia - 0.3%
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	$305,000	$348,651
Wisconsin - 10.3%
Green Bay, WI, Redevelopment Authority (Green Bay Packaging, Inc. Project), VRDN, 0.29%, 7/01/2047 (n)	$1,815,000	$1,815,000
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	580,000	312,200
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	250,000	133,672
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	115,000	121,521
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	105,000	109,491
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	55,000	56,679
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	55,000	56,572
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	1,020,000	1,098,957
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	45,000	50,759
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	20,000	22,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	$20,000	$22,451
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	95,000	106,226
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	465,000	496,991
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	20,000	21,179
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	30,000	31,768
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	115,000	121,778
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	15,000	15,081
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,445,000	1,463,530
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	85,000	85,986
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	75,000	72,641
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	40,000	42,363
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	55,000	57,916
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	55,000	58,900
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	55,000	59,179
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	25,000	27,682
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	125,000	135,703
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	50,000	48,594
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	95,000	104,395
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	25,000	27,309
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	26,210
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	75,000	78,768
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	60,000	62,543
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,020,000	1,115,784
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	285,000	270,254
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	735,000	732,953
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	440,000	453,307
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	230,000	241,126
Wisconsin Public Finance Authority Refunding Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	100,000	101,299
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	50,000	53,107
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	195,000	186,704
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047 (w)	285,000	308,303
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052 (w)	475,000	511,220
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	150,000	166,247
Wisconsin Public Finance Authority Rev., “B-1”, 4%, 12/28/2044 (n)	402,082	385,699
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	45,000	47,773
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	30,000	31,802
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	150,000	158,824
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	45,000	47,591
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	110,000	115,436
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	100,000	105,374
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	95,000	99,959
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	115,000	121,584
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	565,000	529,262
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	20,000	23,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	$25,000	$28,588
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	35,000	39,979
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	180,000	184,646
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	100,000	98,568
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	190,000	202,514
		$13,305,581
Total Municipal Bonds		$201,299,769
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	$25,196	$6,156
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	175,000	105,350
Total Bonds		$111,506
Other Municipal Bonds – 0.0%
Multi-Family Housing Revenue – 0.0%
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 1/25/2041 (i)(n)	$540,848	$67,709
Investment Companies (h) - 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.06% (v)	4,504,941	$4,504,941

Other Assets, Less Liabilities - (1.5)%		(2,013,365)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value of $75,000,000 net of unamortized debt issuance costs of $138,406 (issued by the fund) - (58.0)%		(74,861,594)
Net assets applicable to common shares - 100.0%		$129,108,966
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,504,941 and $201,478,984, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,586,097, representing 22.9% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$383,097	$231,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	437,875	25,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13	485,000	329,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	100,000	68,000
Total Restricted Securities			$653,800
% of Net assets applicable to common shares			0.5%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$201,367,478	$—	$201,367,478
U.S. Corporate Bonds	—	111,506	—	111,506
Mutual Funds	4,504,941	—	—	4,504,941
Total	$4,504,941	$201,478,984	$—	$205,983,925
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,455,807	$10,033,202	$7,984,068	$—	$—	$4,504,941
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$582	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.